Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of reconciliation of cash, cash equivalents, and restricted cash
	December 31,
	2023	2024	2025
Cash and cash equivalents	$200,081	$254,620	$245,860
Cash and cash equivalents included in funds receivable	$68,334	$76,881	$128,833
Restricted cash included in other assets	$182	$181	$222

Total cash, cash equivalents, and restricted cash	$268,597	$331,682	$374,915

Schedule effect of foreign currency contracts designated as cash flow hedge on the consolidated statements of operations
	Year Ended December 31,
	2024	2025

Cost of revenue	$46	$869
Research and development	156	2,862
Sales and marketing	22	349
General and administrative	55	1,023

Total profit	$279	$5,103

Schedule of accumulated other comprehensive income
	Unrealized gain (loss) on marketable securities	Unrealized gain on Hedging transactions
Beginning balance as of January 1, 2023	(1,926)	-
Other comprehensive income before reclassifications, net of tax	475	-
Net realized gains reclassified from OCI	31	-
Net current period other comprehensive income	506	-
Balance as of December 31, 2023	(1,420)	-
Other comprehensive income before reclassifications, net of tax	197	1,728
Net realized loss (gains) reclassified from OCI	289	(279)
Net current period other comprehensive income	486	1,449
Balance as of December 31, 2024	$(934)	$1,449
Other comprehensive income before reclassifications, net of $367 tax	1,969	5,328
Net realized loss (gains) reclassified from OCI	91	(5,103)
Net current period other comprehensive income	2,060	225

Balance as of December 31, 2025	$1,126	$1,674

Schedule of estimated useful lives of property plant and equipment
Computer and software	3 years
Furniture and office equipment	3 – 7 years
Leasehold improvements	Shorter of remaining lease
term or estimated useful life

Schedule of estimated useful lives intangible assets
Years

Technology	2-7
Partnership Agreement	6
Customer Relationships	1-5
Trademark	2
Marketing Asset	5
GTS Duty Calculator	9

Schedule of revenue by category
	Year Ended December 31,
	2023		2024		2025
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except percentages)
Service fees	$262,255	46%	$350,311	47%	$451,205	47%
Fulfillment services	307,692	54%	402,453	53%	510,990	53%

Total revenue	$569,946	100%	$752,764	100%	$962,195	100%

	Year Ended December 31,
	2023		2024		2025
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except percentages)
United States	$285,619	50%	$399,596	53%	$507,094	53%
United Kingdom	173,584	30%	182,904	24%	193,959	20%
European Union	92,566	16%	125,547	17%	175,568	18%
Israel	1,806	* )	2,746	* )	3,748	* )
Other	16,371	3%	41,971	6%	81,826	9%

Total revenue	$569,946	100%	$752,764	100%	$962,195	100%

*) Less than 1%

Schedule of deferred contract acquisition costs
Cost to obtain a contract:

	Year Ended December 31,
	2023	2024	2025
	(in thousands)
Beginning balance	$2,562	$3,157	$4,033
Additions to deferred contract acquisition costs	1,463	2,010	1,839
Amortization of deferred contract acquisition costs	(868)	(1,134)	(1,422)
Ending balance	$3,157	$4,033	$4,450

Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	$970	$1,280	$1,470
Deferred contract acquisition costs, noncurrent	2,187	2,753	2,980

Total deferred contract acquisition costs	$3,157	$4,033	$4,450

Cost to fulfill a contract:

	Year Ended December 31,
	2023	2024	2025
	(in thousands)
Beginning balance	$-	$613	$1,357
Additions to deferred contract acquisition costs	659	956	756
Amortization of deferred contract acquisition costs	(46)	(212)	(377)
Ending balance	$613	$1,357	$1,736

Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	$133	$323	$474
Deferred contract acquisition costs, noncurrent	481	1,034	1,262

Total deferred contract acquisition costs	$613	$1,357	$1,736

Schedule of revenue by geographical region
	December 31,
	2023	2024	2025
	(in thousands)
Revenue	$569,946	$752,764	$962,195
Less:
Compensation expenses (1)	(104,231)	(116,316)	(139,397)
Other segment items (2)	(599,520)	(711,996)	(754,528)

Net profit (loss)	$(133,805)	$(75,548)	$68,270

(1) Compensation expenses include employee salaries and commissions, payroll taxes, benefits, outsourced labor costs, excluding share-based compensation expenses.

(2) Other segment items include acquisition-related costs, amortization of intangibles, depreciation of property and equipment, share-based compensation expenses, fulfilment costs, clearing and chargeback costs, hosting costs, marketing expenses, professional service fees, referral expenses, software and subscription costs, other overhead expenses, interest and other income, net, and income tax expenses.

Schedule of property and equipment, net by geographical region
	December 31,
	2024	2025
	(in thousands)
Israel	$23,314	$22,340
United Kingdom	3,964	3,281
United States	6,379	4,992
Rest of world	1,212	1,117

Total assets, net	$34,869	$31,730